Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share

Basic and diluted loss per ordinary share for each of the period presented is calculated as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Numerators
Net loss	(6,120)	(5,886)	(6,454)
Less: Net income allocated to Series Angel and Series Pre-A preferred share	—	—	—
Adjusted net loss	(6,120)	(5,886)	(6,454)
Denominators
Weighted average number of ordinary shares outstanding-Basic and diluted*	1,614,089	1,702,018	1,836,330
Loss per ordinary share-Basic and diluted	(3.7916)	(3.4582)	(3.5146)

*	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 29, 2022